UNITED STATES
                       SECURITES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               --------------

Check here if Amendment [_]; Amendment Number:
                                               --------------
This Amendment (Check only one): [_]  is a restatement.
                                 [_]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Atalanta Sosnoff Capital, LLC
          ---------------------------------
Address:  101 Park Avenue
          ---------------------------------
          New York, NY 10178
          ---------------------------------

Form 13F File Number:  28-01162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:   Kevin S. Kelly
        -------------------------------------------------
Title:  Chief Operating Officer & Chief Financial Officer
        -------------------------------------------------
Phone:  (212) 867-5000
        -------------------------------------------------

Signature, Place and Date of Signing:

/s/ Kevin S. Kelly             New York, N.Y.            04/07/09
-----------------------        ------------------        ----------
[Signature]                    [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
--------------------------------------------------------------------------------

Report Summary:


Number of Other Included Managers:          ONE
                                            ---


Form 13F Information Table Entry Total:     123
                                            ---


Form 13F Information Table Value Total:     4,717,484 (thousands)
                                            ---------


List of Other Included Managers:

No.   13F File Number   Name

 2    28-01974          Atalanta Sosnoff Management, LLC
---   ---------------   --------------------------------

                                Atalanta Sosnoff
                                    FORM 13F
                         Atalanta Sosnoff Capital, LLC
                                 March 31, 2009

                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    62456  1309355 SH       Sole                           1309355
ACE LIMITED                    COM              H0023R105    88548  2191779 SH       Sole                           2191779
AETNA INC                      COM              00817Y108    48891  2009510 SH       Sole                           2009510
AMERICAN TOWER CORP            COM              029912201    37712  1239305 SH       Sole                           1239305
APPLE INC                      COM              037833100   119722  1138905 SH       Sole                           1138905
AT&T INC                       COM              00206R102    92023  3651712 SH       Sole                           3651712
CELGENE CORP                   COM              151020104    24633   554792 SH       Sole                            554792
CHEVRON CORP NEW               COM              166764100    46807   696114 SH       Sole                            696114
CHUBB CORP                     COM              171232101    25027   591373 SH       Sole                            591373
CISCO SYS INC                  COM              17275R102    55789  3326702 SH       Sole                           3326702
COMPANHIA VALE DO RIO DOCE ADR COM              204412209    34223  2573137 SH       Sole                           2573137
COSTCO WHSL CORP NEW           COM              22160K105    10639   229695 SH       Sole                            229695
CVS/CAREMARK CORP              COM              126650100    68772  2501699 SH       Sole                           2501699
DISNEY WALT CO                 COM              254687106    47602  2621276 SH       Sole                           2621276
FREEPORT MCMORAN COPPER&GOLD   COM              35671D857    42306  1110104 SH       Sole                           1110104
GENENTECH INC(PENDING MERGER)  COM              368710406     1383    14553 SH       Sole                             14553
GENZYME CORP                   COM              372917104    85003  1431272 SH       Sole                           1431272
GILEAD SCIENCES INC            COM              375558103    66712  1440237 SH       Sole                           1440237
GOLDMAN SACHS GROUP INC        COM              38141G104   122254  1153125 SH       Sole                           1153125
GOOGLE INC CL A                COM              38259P508   125287   359957 SH       Sole                            359957
HEWLETT PACKARD CO             COM              428236103    82004  2557817 SH       Sole                           2557817
IBM CORP                       COM              459200101   126410  1304679 SH       Sole                           1304679
INTEL CORP                     COM              458140100    44780  2979373 SH       Sole                           2979373
JOHNSON & JOHNSON              COM              478160104    50438   958897 SH       Sole                            958897
JPMORGAN CHASE & CO            COM              46625H100    68700  2584655 SH       Sole                           2584655
KOHLS CORP                     COM              500255104    26570   627844 SH       Sole                            627844
KROGER CO                      COM              501044101     9231   435037 SH       Sole                            435037
MCDONALDS CORP                 COM              580135101    88634  1624231 SH       Sole                           1624231
MEDCOHEALTH SOLUTIONS INC      COM              58405U102    77479  1874186 SH       Sole                           1874186

                                Atalanta Sosnoff
                                    FORM 13F
                         Atalanta Sosnoff Capital, LLC
                                 March 31, 2009

                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
MERCK & CO INC                 COM              589331107    82526  3085092 SH       Sole                           3085092
METLIFE INC                    COM              59156R108    40062  1759426 SH       Sole                           1759426
MICROSOFT CORP                 COM              594918104    57087  3107648 SH       Sole                           3107648
NORTEL NETWORKS CORP NEW       COM              656568508        4    17024 SH       Sole                             17024
OCCIDENTAL PETE CORP           COM              674599105    76636  1377113 SH       Sole                           1377113
PHILIP MORRIS INTERNATIONAL IN COM              718172109    56217  1580021 SH       Sole                           1580021
SCHLUMBERGER LTD               COM              806857108      378     9300 SH       Sole                              9300
STANDARD & POORS DEPOSITARY    COM              78462F103     1117    14050 SH       Sole                             14050
TARGET CORP                    COM              87612E106    54390  1581553 SH       Sole                           1581553
TRANSOCEAN LTD ZUG             COM              H8817H100      518     8800 SH       Sole                              8800
UNION PAC CORP                 COM              907818108    76174  1852943 SH       Sole                           1852943
UNITED TECHNOLOGIES CORP       COM              913017109    53386  1242106 SH       Sole                           1242106
WAL MART STORES INC            COM              931142103    57116  1096267 SH       Sole                           1096267
ISHARES TRUST MSCI EAFE INDEX                   464287465      282 7490.000 SH       Sole                          7490.000
REPORT SUMMARY                 43 DATA RECORDS             2335928            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

                                Atalanta Sosnoff
                                    FORM 13F
                        Atalanta Sosnoff Management, LLC
                                 March 31, 2009

                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    74341  1558511 SH       Sole                           1558511
ACE LIMITED                    COM              H0023R105    91619  2267793 SH       Sole                           2267793
AETNA INC                      COM              00817Y108    49562  2037070 SH       Sole                           2037070
AIR PRODS & CHEMS INC          COM              009158106      261     4636 SH       Sole                              4636
ALTRIA GROUP INC COM           COM              02209S103      901    56246 SH       Sole                             56246
AMERICAN ELEC PWR INC          COM              025537101      395    15650 SH       Sole                             15650
AMERICAN EXPRESS CO            COM              025816109      300    22010 SH       Sole                             22010
AMERICAN TOWER CORP            COM              029912201    41468  1362724 SH       Sole                           1362724
APPLE INC                      COM              037833100   130658  1242944 SH       Sole                           1242944
AT&T INC                       COM              00206R102    88799  3523775 SH       Sole                           3523775
BEST BUY INC                   COM              086516101      558    14690 SH       Sole                             14690
BOEING CO                      COM              097023105      840    23614 SH       Sole                             23614
BRISTOL MYERS SQUIBB CO        COM              110122108      320    14616 SH       Sole                             14616
CAPITAL ONE FINANCIAL CORP     COM              14040H105      159    12975 SH       Sole                             12975
CELGENE CORP                   COM              151020104    22316   502603 SH       Sole                            502603
CHEVRON CORP NEW               COM              166764100    43567   647940 SH       Sole                            647940
CHUBB CORP                     COM              171232101    29116   688004 SH       Sole                            688004
CISCO SYS INC                  COM              17275R102    49550  2954668 SH       Sole                           2954668
COMPANHIA VALE DO RIO DOCE ADR COM              204412209    35518  2670530 SH       Sole                           2670530
CONOCOPHILLIPS                 COM              20825C104      504    12877 SH       Sole                             12877
CORNING INC                    COM              219350105      307    23162 SH       Sole                             23162
CVS/CAREMARK CORP              COM              126650100    69365  2523286 SH       Sole                           2523286
DELL INC                       COM              24702R101      201    21250 SH       Sole                             21250
DELTA AIR LINES INC DEL COM NE COM              247361702      259    45985 SH       Sole                             45985
DISNEY WALT CO                 COM              254687106    43765  2409972 SH       Sole                           2409972
E M C CORP MASS                COM              268648102      351    30750 SH       Sole                             30750
FRANKLIN RES INC               COM              354613101      414     7676 SH       Sole                              7676
FREEPORT MCMORAN COPPER&GOLD   COM              35671D857    37714   989602 SH       Sole                            989602
GENENTECH INC(PENDING MERGER)  COM              368710406     6669    70203 SH       Sole                             70203
GENERAL DYNAMICS CORP          COM              369550108     1154    27747 SH       Sole                             27747
GENERAL ELECTRIC CO            COM              369604103      474    46842 SH       Sole                             46842
GENZYME CORP                   COM              372917104    69393  1168424 SH       Sole                           1168424
GILEAD SCIENCES INC            COM              375558103    61505  1327822 SH       Sole                           1327822
GOLDMAN SACHS GROUP INC        COM              38141G104   124412  1173479 SH       Sole                           1173479
GOODRICH CORP                  COM              382388106     1056    27877 SH       Sole                             27877
GOOGLE INC CL A                COM              38259P508   128105   368054 SH       Sole                            368054
GRAYD RESOURCE CORP            COM              388902108        5    10000 SH       Sole                             10000
HEWLETT PACKARD CO             COM              428236103    91744  2861636 SH       Sole                           2861636
HONEYWELL INTL INC             COM              438516106      380    13625 SH       Sole                             13625
IBM CORP                       COM              459200101   127028  1311053 SH       Sole                           1311053
INTEL CORP                     COM              458140100    34675  2307066 SH       Sole                           2307066
ISHARES TRUST KLD SELECT SOCIA COM              464288802      359    10435 SH       Sole                             10435
JOHNSON & JOHNSON              COM              478160104    62216  1182805 SH       Sole                           1182805

                                Atalanta Sosnoff
                                    FORM 13F
                        Atalanta Sosnoff Management, LLC
                                 March 31, 2009

                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
JPMORGAN CHASE & CO            COM              46625H100    67236  2529585 SH       Sole                           2529585
KELLOGG CO                     COM              487836108      390    10650 SH       Sole                             10650
KOHLS CORP                     COM              500255104    23046   544558 SH       Sole                            544558
KRAFT FOODS INC                COM              50075N104      560    25139 SH       Sole                             25139
LOEWS CORP CAROLINA GROUP      COM              540424207     1074    14018 SH       Sole                             14018
MARATHON OIL CORP              COM              565849106      793    30165 SH       Sole                             30165
MCDONALDS CORP                 COM              580135101    99186  1817600 SH       Sole                           1817600
MEDCOHEALTH SOLUTIONS INC      COM              58405U102    73062  1767344 SH       Sole                           1767344
MEDTRONIC INC                  COM              585055106      328    11137 SH       Sole                             11137
MERCK & CO INC                 COM              589331107    61155  2286164 SH       Sole                           2286164
MERRILL LYNCH & CO INC.        COM                             787    21995 SH       Sole                             21995
METLIFE INC                    COM              59156R108    46459  2040361 SH       Sole                           2040361
MICROSOFT CORP                 COM              594918104    48488  2639502 SH       Sole                           2639502
MORGAN STANLEY                 COM              617446448      311    13675 SH       Sole                             13675
NOKIA CORP SPONSORED ADR       COM              654902204      921    78954 SH       Sole                             78954
OCCIDENTAL PETE CORP           COM              674599105    74938  1346587 SH       Sole                           1346587
ORACLE CORP                    COM              68389X105      734    40624 SH       Sole                             40624
PEPSICO INC                    COM              713448108      787    15280 SH       Sole                             15280
PFIZER INC                     COM              717081103      156    11471 SH       Sole                             11471
PG&E CORP                      COM              69331C108     1205    31525 SH       Sole                             31525
PHILIP MORRIS INTERNATIONAL IN COM              718172109    67997  1911094 SH       Sole                           1911094
POTASH CORP OF SASKATCHEWAN IN COM              73755L107      272     3371 SH       Sole                              3371
PROCTER & GAMBLE CO.           COM              742718109      511    10850 SH       Sole                             10850
RESEARCH IN MOTION LTD         COM              760975102      335     7775 SH       Sole                              7775
SAFEWAY INC                    COM              786514208      634    31385 SH       Sole                             31385
SCHLUMBERGER LTD               COM              806857108      349     8594 SH       Sole                              8594
TARGET CORP                    COM              87612E106    51884  1508683 SH       Sole                           1508683
TRANSOCEAN LTD ZUG             COM              H8817H100     1073    18230 SH       Sole                             18230
TRI VY CORP                    COM              895735108       34    30000 SH       Sole                             30000
UNION PAC CORP                 COM              907818108    72711  1768691 SH       Sole                           1768691
UNITED PARCEL SERVICES INC     COM              911312106      755    15343 SH       Sole                             15343
UNITED TECHNOLOGIES CORP       COM              913017109    66934  1557334 SH       Sole                           1557334
VANGUARD INTL EQUITY EMERGING  COM              922042858      236    10023 SH       Sole                             10023
WAL MART STORES INC            COM              931142103    93138  1787685 SH       Sole                           1787685
WELLPOINT INC                  COM              94973V107      389    10250 SH       Sole                             10250
WTS DIME BANCORP INC NEW       COM              25429Q110        0    19750 SH       Sole                             19750
ISHARES TRUST MSCI EAFE INDEX                   464287465      385 10241.000SH       Sole                         10241.000
REPORT SUMMARY                 80 DATA RECORDS             2381556            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


                                       2